S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 20, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our insiders from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to insiders:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
East West Ave LLC (sponsor A)	1,750,000 shares of common stock(1)	$20,128
	192,500 private units(1)	$1,925,000
	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	$10,000 per month	Office space, administrative and support services
	Up to $3,000,000 in working capital loans may be convertible into private units at a price of $10.00 per unit (collectively with other insiders)	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, and managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company
NFR Capital Limited (sponsor B)	560,000 shares of common stock	$4,872
	80,000 private units(1)	$800,000
	Up to $3,000,000 in working capital loans may be convertible into private units at a price of $10.00 per unit (collectively with other insiders)	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a pubic company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company
Molly Huang (manager of sponsor A and CEO of the Company)	100,000 founder shares (2)	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	See also information concerning East West Ave LLC (sponsor A) described elsewhere in this table	See also information concerning East West Ave LLC (sponsor A) described elsewhere in this table
Yanjie Wang (director of sponsor B)	See information concerning NFR Capital Limited (sponsor B) described elsewhere in this table	See information concerning NFR Capital Limited (sponsor B) described elsewhere in this table
Thomas Kerkaert (CFO of the Company)	$3,000 per month 40,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
Irfan Verjee (independent director nominee)	$3,000 per month 10,000 founder shares

Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company
Masahiro Honna (independent director nominee)	20,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
Samir Parikh (independent director nominee)	20,000 founder shares	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination, or managing our operation as a public company	Services in connection with identifying, investigating and completing an initial business combination, or managing our operation as a public company.

(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 375,000 shares without exercise of the underwriters’ over-allotment option.
(2)	Not including 636,333 founder shares that Ms. Huang holds through her membership interest in the sponsor A, over which she does not hold any voting or dispositive rights but would be entitled to receive the shares upon distribution by or liquidation of the sponsor A.

SPAC Sponsor, Controlling Persons [Table Text Block]

On November 8, 2025, the Sponsor A, paid $5,000 in exchange for 20,000 founder shares, or approximately $0.25 per share. On November 20, 2025, we issued a dividend of approximately 142.75 founder shares for every issued and outstanding founder share, or an aggregate of 2,855,000 Dividend Shares, in exchange for an additional consideration of $20,000, resulting in the Sponsor A holding an aggregate of 2,875,000 founder shares for a per share consideration of $0.0087. On March 5, 2026, the Sponsor A entered into a securities assignment agreement with the Sponsor B, pursuant to which, the Sponsor B acquired 560,000 founder shares for $4,872, for a per share consideration of $0.0087, and agreed to acquire 80,000 units in the private placement at $10.00 per unit to be consummated simultaneously with the consummation of this offering. Our Sponsor A has committed to enter into a securities transfer agreement immediately before this offering with each of our directors, pursuant to which, the Sponsor A shall transfer (w) 100,000 founder shares to Ms. Huang, (x) 40,000 founder shares to Mr. Kerkaert, (y) 20,000 founder shares to each of Mr. Parikh and Honna, (z) 10,000 founder shares to Mr. Verjee, immediately after the offering. Prior to the initial investment in the company of $25,000 by the sponsors, the Company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 11,500,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 20% of the outstanding shares after this offering (not including the representative shares, private shares, or any share underlying the units issuable upon conversion of working capital loans). Up to 375,000 of the founder shares will be forfeited by the Sponsor A depending on the extent to which the underwriters’ over-allotment is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that the Sponsor A have forfeited 375,000 founder shares, and that there are 12,847,500 shares of common stock, consisting of (i) 10,000,000 shares of common stock, (ii) 2,500,000 founder shares, (iii) 272,500 private shares, (iv) 75,000 representative shares, issued and outstanding after this offering.

	Before Offering			After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned(2)		Approximate Percentage of Outstanding Common Stock	Number of Shares Beneficially Owned(2)	Approximate Percentage of Outstanding Common Stock
Maoli (Molly) Huang(3)(4)	2,315,000	(5)	80.52%	1,942,500	15.12%
Thomas Kerkaert	-		-%	40,000	*	%
Irfan Verjee	-		-%	10,000	*	%
Samir Parikh	-		-%	20,000	*	%
Masahiro Honna	-		-%	20,000	*	%
All executive directors and officers as a group (5 individuals)	2,315,000	(5)	80.52%	2,132,500	16.60%

Other 5% Stockholders
East West Ave LLC (our Sponsor A)(3)(4)	2,315,000	(5)	%			%
NFR Capital Limited(6)	560,000		%	640,000	4.98%

*	Less than one percent
(1)	Unless otherwise noted, the business address of each of the following is 5725 S Valley View Blvd, Ste 5 #378094, Las Vegas, NV 89118.
(2)	Interests shown include founder shares and private units.
(3)	Molly Huang, our CEO, President and director, is the manager of East West Ave LLC, the Sponsor A, which entitles her to have voting, dispositive or investment powers over the Sponsor A. Thus, she is deemed to have beneficial ownership of the shares held by the Sponsor A.
(4)	Our Sponsor A has committed to enter into a securities transfer agreement immediately before this offering with each of our directors, pursuant to which, the Sponsor A shall transfer (w) 100,000 founder shares to Ms. Huang, (x) 40,000 founder shares to Mr. Kerkaert; (y) 20,000 founder shares to each of Mr. Parikh and Honna, (z) 10,000 founder shares to Mr. Verjee, immediately after the offering.
(5)	Includes up to 375,000 founder shares that will be forfeited by the Sponsor A depending on the extent to which the underwriters’ over-allotment option is exercised.
(6)	Yanjie Wang is the sole director NFR Capital Limited, the Sponsor B, which entitles him to have voting, dispositive or investment powers over the Sponsor B. Thus, he is deemed to have beneficial ownership of the shares held by the Sponsor B.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our executive directors and officers currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Maoli (Molly) Huang	Amber Capital Asia	Investment Management	Consultant
	East West Ave LLC	Sponsor of SPAC	Manager

Samir Parikh	GiantLeap Capital	Investment Management	Managing Partner

Irfan Verjee	Shomei Capital	Investment	Managing Partner
	Crop Intellect Ltd.	Agricultural Technology	Finance Director
	Shomax Energy US Inc.	Fertilizer Technology	CEO and Director

Masahiro Honna	KYGO Limited	M&A Advisory	Managing Director